Rights Offering and Change In Conversion Ratio of Preferred Shares (Details Narrative) - $ / shares	Dec. 01, 2015	Sep. 10, 2015
Series A Preferred Stock [Member] | Minimum [Member]
Number of common stock issued conversion basis	8	4
Series A Preferred Stock [Member] | Maximum [Member]
Number of common stock issued conversion basis	16	8
Series F Preferred Stock One [Member]
Number of common stock issued conversion basis	10,000	10,000
Conversion price per share	$ 0.6666	$ 0.3333
Number of stock issued for conversion	6,666	3,333
Series F Preferred Stock Two [Member]
Number of common stock issued conversion basis	10,000	10,000
Conversion price per share	$ 1.3332	$ 0.6666
Number of stock issued for conversion	13,332	6,666
Series G Preferred Stock One [Member]
Number of common stock issued conversion basis	10,000	10,000
Conversion price per share	$ 0.4000	$ 0.2000
Number of stock issued for conversion	4,000	2,000
Series G Preferred Stock Two [Member]
Number of common stock issued conversion basis	10,000	10,000
Conversion price per share	$ 0.8000	$ 0.4000
Number of stock issued for conversion	8,000	4,000
Series H Preferred Stock One [Member]
Number of common stock issued conversion basis	10,000	10,000
Conversion price per share	$ 0.2666	$ 0.1333
Number of stock issued for conversion	2,666	1,333
Series H Preferred Stock Two [Member]
Number of common stock issued conversion basis	10,000	10,000
Conversion price per share	$ 0.5332	$ 0.2666
Number of stock issued for conversion	5,332	2,666